Schedule of Investments (unaudited)	iShares® Blockchain and Tech ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Broadline Retail — 0.4%
GoTo Gojek Tokopedia Tbk PT(a)	12,881,800	$71,814

Capital Markets — 15.9%
Allfunds Group PLC	6,593	46,880
Bakkt Holdings Inc.(a)(b)	113,431	252,951
Coinbase Global Inc., Class A(a)(b)	12,874	2,239,046
Galaxy Digital Holdings Ltd.(a)	39,301	306,388
Robinhood Markets Inc.(a)	7,364	93,817
SBI Holdings Inc.	3,900	87,529
Voyager Digital Ltd.(a)(c)	57,043	1
		3,026,612
Financial Services — 6.6%
Block Inc.(a)(b)	8,646	668,768
PayPal Holdings Inc.(a)	9,623	590,948
		1,259,716
Hotels, Restaurants & Leisure — 0.1%
Everi Holdings Inc.(a)	1,358	15,305

Interactive Media & Services — 0.8%
Z Holdings Corp.	43,200	152,767
IT Services — 8.4%
Applied Blockchain Inc., NVS(a)(b)	119,245	803,711
DXC Technology Co.(a)	3,073	70,280
International Business Machines Corp.	3,576	584,855
NTT Data Corp.	9,300	131,461
		1,590,307
Semiconductors & Semiconductor Equipment — 7.3%
Advanced Micro Devices Inc.(a)	4,728	696,955
Ambarella Inc.(a)	593	36,345
Amlogic Shanghai Co. Ltd.	4,043	35,527
Goke Microelectronics Co. Ltd.	2,000	16,534
Nvidia Corp.	1,227	607,635
		1,392,996
Software — 57.1%
Bit Digital Inc.(a)(b)	143,424	606,684
Bitdeer Technologies Group, NVS	36,119	356,133
Bitfarms Ltd/Canada(a)(b)	389,048	1,132,130
Cipher Mining Inc.(a)	90,562	374,021
Security	Shares	Value

Software (continued)
Cleanspark Inc.(a)(b)	85,069	$938,311
Hive Digital Technologies Ltd., NVS(b)	98,592	446,622
Hut 8 Corp., NVS(b)	56,901	759,059
Iris Energy Ltd.(a)	87,362	624,638
Marathon Digital Holdings Inc.(a)(b)	125,706	2,952,834
Northern Data AG(a)	5,466	157,482
Riot Blockchain Inc.(a)(b)	125,067	1,934,786
Terawulf Inc.(a)(b)	238,259	571,822
		10,854,522
Technology Hardware, Storage & Peripherals — 3.2%
Canaan Inc., ADR(a)(b)	254,709	588,378
GRG Banking Equipment Co. Ltd., Class A	17,000	29,233
		617,611

Total Long-Term Investments — 99.8%
(Cost: $12,381,252)		18,981,650

Short-Term Securities

Money Market Funds — 36.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(d)(e)(f)	6,911,444	6,915,591
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(d)(e)	10,000	10,000

Total Short-Term Securities — 36.4%
(Cost: $6,924,468)		6,925,591

Total Investments — 136.2%
(Cost: $19,305,720)		25,907,241

Liabilities in Excess of Other Assets — (36.2)%		(6,882,072)

Net Assets — 100.0%		$19,025,169

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,274,838	$4,639,809	(a)	$—	$(48)	$992	$6,915,591	6,911,444	$72,441	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	10,000	(a)	—	—	—	10,000	10,000	389		—
					$(48)	$992	$6,925,591		$72,830		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Blockchain and Tech ETF
December 31, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	1	03/15/24	$10	$789

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$18,252,422	$729,227	$1	$18,981,650
Short-Term Securities
Money Market Funds	6,925,591	—	—	6,925,591
	$25,178,013	$729,227	$1	$25,907,241
Derivative Financial Instruments(a)
Assets
Equity Contracts	$789	$—	$—	$789

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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